Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Schedule of property, plant and equipment
The rate of annual charge is summarized as follows:

Freehold buildings	3% – 10%
Leasehold land and buildings	The lesser of life of lease or freehold rate
Plant and equipment	4% – 30%
Including:
Heavy production equipment (including casting, rolling, extrusion and press equipment)	4% – 6%
Chemical production plant and robotics	10% – 15%
Other production machinery	10% – 20%
Furniture, fittings, storage and equipment	10% – 30%

	Freehold	Long leasehold	Short leasehold	Plant and equipment	Total
	$M	$M	$M	$M	$M
Cost:
At January 1, 2016	56.1	6.4	10.3	314.6	387.4
Additions	1.9	0.6	0.5	13.5	16.5
Disposals	(3.8)	—	—	(23.0)	(26.8)
Transfers	3.8	(0.2)	—	(3.6)	—
Exchange difference	(1.6)	(0.9)	(0.3)	(25.3)	(28.1)
At December 31, 2016	56.4	5.9	10.5	276.2	349.0
Additions	0.9	0.3	0.9	7.1	9.2
Acquired via acquisition	2.0	—	—	3.2	5.2
Disposals	(0.1)	(0.1)	—	(4.7)	(4.9)
Exchange difference	3.2	0.1	0.8	14.2	18.3
At December 31, 2017	62.4	6.2	12.2	296.0	376.8
Accumulated depreciation and impairment:
At January 1, 2016	20.1	3.9	4.7	222.7	251.4
Provided during the year	2.0	0.3	0.8	13.6	16.7
Disposals	(2.8)	—	—	(22.8)	(25.6)
Transfers	7.9	(0.5)	0.2	(7.6)	—
Exchange difference	(0.6)	(0.6)	(0.2)	(20.0)	(21.4)
At December 31, 2016	26.6	3.1	5.5	185.9	221.1
Provided during the year	2.2	0.3	0.9	13.3	16.7
Disposals	(0.1)	(0.1)	—	(4.5)	(4.7)
Impairment	2.5	—	—	2.5	5.0
Exchange difference	1.3	0.2	0.3	11.4	13.2
At December 31, 2017	32.5	3.5	6.7	208.6	251.3
Net book values:
At December 31, 2017	29.9	2.7	5.5	87.4	125.5
At December 31, 2016	29.8	2.8	5.0	90.3	127.9
At January 1, 2016	36.0	2.5	5.6	91.9	136.0